PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The table below summarizes our property, plant and equipment as at December 31, 2019, 2018, and 2017.

(In millions of dollars)	December 31, 2019			December 31, 2018			December 31, 2017
	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount	Cost	Accumulated depreciation	Net carrying amount

Land and buildings	1,182	(461)	721	1,125	(428)	697	1,090	(397)	693
Cable and wireless networks	21,778	(13,814)	7,964	21,024	(13,550)	7,474	20,252	(13,206)	7,046
Computer equipment and software	5,903	(3,749)	2,154	5,514	(3,305)	2,209	4,996	(2,807)	2,189
Customer premise equipment	1,963	(1,387)	576	1,908	(1,279)	629	1,565	(1,090)	475
Leasehold improvements	596	(281)	315	539	(250)	289	496	(220)	276
Equipment and vehicles	1,244	(776)	468	1,292	(810)	482	1,246	(782)	464

Property, plant and equipment	32,666	(20,468)	12,198	31,402	(19,622)	11,780	29,645	(18,502)	11,143
Right-of-use assets	1,911	(175)	1,736	—	—	—	—	—	—

Total	34,577	(20,643)	13,934	31,402	(19,622)	11,780	29,645	(18,502)	11,143

The tables below summarize the changes in the net carrying amounts of property, plant and equipment during 2019 and 2018.

(In millions of dollars)	December 31, 2018			December 31, 2019
	Net carrying amount	Effect of IFRS 16 transition	Additions [1]	Depreciation	Disposals and other [2]	Net carrying amount

Land and buildings	697	—	57	(34)	1	721
Cable and wireless networks	7,474	(95)	1,739	(1,157)	3	7,964
Computer equipment and software	2,209	—	644	(706)	7	2,154
Customer premise equipment	629	—	236	(292)	3	576
Leasehold improvements	289	—	60	(33)	(1)	315
Equipment and vehicles	482	—	109	(75)	(48)	468

Property, plant and equipment	11,780	(95)	2,845	(2,297)	(35)	12,198
Right-of-use assets (note 8)	—	1,576	335	(175)	—	1,736

Total property, plant and equipment	11,780	1,481	3,180	(2,472)	(35)	13,934

[1]	Excludes proceeds on disposition of $38 million (see note 29).

[2]	Includes disposals, reclassifications, and other adjustments.

(In millions of dollars)	December 31, 2017		December 31, 2018
	Net carrying amount	Additions [1]	Depreciation	Disposals and other [2]	Net carrying amount

Land and buildings	693	40	(32)	(4)	697
Cable and wireless networks	7,046	1,556	(1,128)	—	7,474
Computer equipment and software	2,189	653	(633)	—	2,209
Customer premise equipment	475	423	(269)	—	629
Leasehold improvements	276	44	(31)	—	289
Equipment and vehicles	464	99	(81)	—	482

Total property, plant and equipment	11,143	2,815	(2,174)	(4)	11,780

[1]	Excludes proceeds on disposition of $25 million (see note 29).
[2]
Includes disposals, reclassifications, and other adjustments.
We depreciate property, plant and equipment over its estimated useful life by charging depreciation expense to net income as follows:

Asset	Basis	Estimated useful life
Buildings	Diminishing balance	5 to 40 years
Cable and wireless network	Straight-line	3 to 40 years
Computer equipment and software	Straight-line	4 to 10 years
Customer premise equipment	Straight-line	3 to 6 years
Leasehold improvements	Straight-line	Over shorter of estimated useful life or lease term
Equipment and vehicles	Diminishing balance	3 to 20 years